Annual Total Returns[BarChart] - ProShares Ultra Utilities - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	11.66%	34.90%	0.46%	28.62%	58.61%	(13.02%)	31.28%	22.28%	2.70%	47.95%